COMMITMENTS AND CONTINGENCIES - Lease Liability (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2021	$ 1,815
2022	1,787
2023	1,845
2024	1,418
2025	404
Thereafter	0
Total	$ 7,269